LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of information on leases

	December 31,
	2022	2021

Interest expense on lease liabilities	$49	$51
Total cash outflow for leases	$737	$625

Schedule of disclosures in respect of right-of-use assets

	Right-of-use	Accumulated	Right-of-use
	leased offices	depreciation	assets, net
Balance as of January 1, 2021	$2,570	$(416)	$2,154
Addition	305	(519)	(214)
Modification	49	—	49
Rent deposits	(6)	—	(6)
Balance as of December 31, 2021	2,918	(935)	1,983
Addition	74	(655)	(581)
Rent deposits	(18)	—	(18)
Balance as of December 31, 2022	$2,974	$(1,590)	$1,384